Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Share Option Plan

A summary of the status of options under the Plan as of June 30, 2025 and changes during the relevant period ended on that date is presented below:

	Six months ended June 30, 2025 (unaudited)
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	14,449,650	$4.62	$2,964	6.92
Granted	2,304,133	$2.95
Exercised	-	$-
Forfeited	(43,952)	$5.18

Outstanding at end of period	16,709,831	$4.38	$3,687	6.82

Exercisable options	11,103,202	$4.79	$2,580	5.91

Schedule of RSUs Under the Plan

A summary of the status of RSUs under the Plan as of June 30, 2025 and changes during the relevant period ended on that date is presented below:

	Six months ended June 30, 2025 (unaudited)
	Unvested RSUs	Weighted- average grant date fair value per share

Outstanding at beginning of period	857,899	$4.24
Granted	690,106	$2.81
Vested	(326,306)	$4.54
Forfeited	(10,494)	$6.52

Outstanding at end of period	1,211,205	$3.18

Schedule of Total Equity-Based Compensation Expense

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2024 and 2025, was comprised as follows:

	Six months ended June 30,
	2024	2025
	Unaudited

Research and development	$3,330	$3,194
Marketing expenses	345	427
General and administrative	1,192	1,710

Total share-based compensation expense	$4,867	$5,331